As filed with the Securities and Exchange Commission on September 27, 2007

1933 Act File No. 33-71320 1940 Act File No. 811-8134

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT of 1933 ☐ POST-EFFECTIVE AMENDMENT NO. 26 ☒ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐ AMENDMENT NO. 27 ☒

EATON VANCE MUNICIPALS TRUST II
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 (Address of Principal Executive Offices)

(617) 482-8260 (Registrant’s Telephone Number)

ALAN R. DYNNER The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 (Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (a)(1)
☒ on October 1, 2007 pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐ this post effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Parts A and B of this Post-Effective Amendment No. 26 to the Registration Statement of Eaton Vance Municipals Trust II (the “Amendment”) are incorporated by reference to the Prospectus (Part A) and Statement of Additional Information (Part B), each dated April 1, 2007, as previously filed electronically with the Securities and Exchange Commission on March 30, 2007 (SEC File No. 33-71320) (Accession No. 0000940394-07-000375), and Part A and Part B are each hereby supplemented as indicated in the Amendment. This Amendment is being filed to add Class C shares to the Eaton Vance Hawaii Municipals Fund, and to supplement the Prospectus and Statement of Additional Information to update Portfolio Manager information for the Eaton Vance Kansas Municipals Fund, each a separate series of the Registrant.

EATON VANCE HAWAII MUNICIPALS FUND EATON VANCE KANSAS MUNICIPALS FUND

Supplement to Prospectus dated April 1, 2007

1. The Hawaii Fund now offers Class C shares.

2. The following is added as the fourth sentence to “Performance Information” under “Fund Summaries - Eaton Vance Hawaii Municipals Fund”:

No performance is shown for Class C shares because they have not been offered prior to the date of this prospectus.

3. The following replaces the Hawaii Fund Shareholder Fees and Annual Fund Operating Expenses tables in “Hawaii Fund Fees and Expenses” under “Fund Summaries - Eaton Vance Hawaii Municipals Fund”:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C

Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the
lower of net asset value at time of purchase or redemption)	None	5.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)	Class A	Class B	Class C

Management Fees	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (total including Interest Expense)*	0.82%	0.82%	0.82%
Interest Expense	0.35%	0.35%	0.35%
Other Expenses (excluding Interest Expense)	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses	1.17%	1.92%	1.92%

*	Other Expenses for Class C shares is estimated. “Other Expenses” includes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. Had this expense not been included, total “Other Expenses” would have been in the amounts described in the table above as “Other Expenses (excluding Interest Expense)”. See “Investment Objectives & Principal Policies and Risks” for a description of these transactions.

4. The following replaces the Hawaii Fund Example in "Hawaii Fund Fees and Expenses" under “Fund Summaries - Eaton Vance Hawaii Municipals Fund”:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$589	$829	$1,088	$1,828
Class B shares*	$695	$1,003	$1,237	$2,048
Class C shares	$295	$603	$1,037	$2,243

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A shares	$589	$829	$1,088	$1,828
Class B shares*	$195	$603	$1,037	$2,048
Class C shares	$195	$603	$1,037	$2,243

*	Reflects the expenses of Class A shares after eight years because Class B shares automatically convert to Class A shares after eight years.

5. Effective October 1, 2007, Adam A. Weigold will replace Mr. Metzold as the portfolio manager of the Kansas Fund. Information about Mr. Weigold is as follows:

Mr. Weigold has been a Vice President of Eaton Vance Management and Boston Management and Research since 2003 and a municipal credit analyst of Eaton Vance Management for more than 5 years.

October 1, 2007	TFC6/1PS1

EATON VANCE KANSAS MUNICIPALS FUND Supplement to Statement of Additional Information dated April 1, 2007

The following tables replace the information in the tables in the applicable section titled "Portfolio Managers" under "Investment Advisory and Administrative Services" for Eaton Vance Kansas Municipals Fund:

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Kansas Fund**
Adam A. Weigold
Registered Investment Companies	12	$ 998.0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

*In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.

**As of July 31, 2007.

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds

Kansas Municipals Fund

Adam A. Weigold	None*	$100,001 - $500,000

*As of July 31, 2007.

October 1, 2007

PART C - OTHER INFORMATION

Item 23. Exhibits (with inapplicable items omitted)

(a)	(1)	Declaration of Trust of Eaton Vance Municipals Trust II dated October 25, 1993, filed as
Exhibit (1)(a) to Post-Effective Amendment No. 4 filed March 1, 1996 (Accession No.
0000950156-96-000229) and incorporated herein by reference.

	(2)	Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(b) to Post-
Effective Amendment No. 10 filed January 30, 1998 (Accession No. 0000950156-98-000117)
and incorporated herein by reference.

	(3)	Amendment and Restatement of Establishment and Designation of Series of Shares dated
March 24, 1997 filed as Exhibit (1)(b) to Post-Effective Amendment No. 7 filed March 28,
1997 (Accession No. 0000950156-97-000353) and incorporated herein by reference.

	(4)	Establishment and Designation of Classes of Shares of Beneficial Interest, without Par Value, dated October 18, 1996 filed as Exhibit (1)(c) to Post-Effective Amendment No. 7 filed March
28, 1997 (Accession No. 0000950156-97-000353) and incorporated herein by reference.

(b)	(1)	By-Laws dated October 25, 1993 filed as Exhibit (2)(a) to Post-Effective Amendment No. 4 filed March 1, 1996 (Accession No. 0000950156-96-000229) and incorporated herein by reference.

	(2)	Amendment to By-Laws dated December 13, 1993 filed as Exhibit (b)(2) to Post-Effective
Amendment No. 4 filed March 1, 1996 (Accession No. 0000950156-96-000229) and incorporated herein by reference.

	(3)	Amendment to By-Laws dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective
Amendment No. 17 filed May 27, 2003 (Accession No. 0000940394-03-000340) and incorporated herein by reference.

	(4)	Amendment to By-Laws dated February 7, 2005 filed as Exhibit (b)(4) to Post-Effective
Amendment No. 19 filed March 31, 2005 (Accession No. 09000940394-05-000382) and
incorporated herein by reference.

	(5)	Amendment to By-Laws dated December 11, 2006 filed as Exhibit (b)(5) to Post-Effective
Amendment No. 23 filed March 9, 2007 (Accession No. 0000940394-07-000274) and incorporated herein by reference.

(c)		Reference is made to Item 23(a) and 23(b) above.

(d)	(1)	Investment Advisory Agreement dated September 10, 2004 with Boston Management and
Research for Eaton Vance Florida Municipals Fund filed as Exhibit (d)(1) to Post-Effective
Amendment No. 20 filed May 26, 2005 (Accession No. 0000950156-05-000681) and incorporated herein by reference.

	(2)	Investment Advisory Agreement dated September 10, 2004 with Boston Management and
Research for Eaton Vance Hawaii Municipals Fund filed Exhibit (d)(2) to Post-Effective
Amendment No. 20 filed May 26, 2005 (Accession No. 0000950156-05-000681) and incorporated herein by reference.

C-1

	(3)	(a)	Investment Advisory Agreement dated September 10, 2004 with Boston Management and
Research for Eaton Vance High Yield Municipals Fund filed Exhibit (d)(3)(a) to Post-Effective
Amendment No. 20 filed May 26, 2005 (Accession No. 0000950156-05-000681) and incorporated herein by reference.

		(b)	Fee Reduction Agreement Agreement dated September 10, 2004 with Boston Management and Research for Eaton Vance High Yield Municipals Fund filed Exhibit (d)(3)(b) to Post-
Effective Amendment No. 20 filed May 26, 2005 (Accession No. 0000950156-05-000681)
and incorporated herein by reference.

	(4)		Investment Advisory Agreement dated September 10, 2004 with Boston Management and
Research for Eaton Vance Kansas Municipals Fund filed Exhibit (d)(4) to Post-Effective
Amendment No. 20 filed May 26, 2005 (Accession No. 0000950156-05-000681) and incorporated herein by reference.

(e)	(1)		Distribution Agreement between Eaton Vance Municipals Trust II and Eaton Vance
Distributors, Inc. effective June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (6)(a) to Post-Effective Amendment No. 10 filed January 30, 1998 (Accession
No. 0000950156-98-000117) and incorporated herein by reference.

	(2)		Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers
filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 of Eaton Vance Special Investment
Trust (File Nos. 2-27962, 811-1545) filed April 26, 2007 (Accession No. 0000940394-07-
000430) and incorporated herein by reference.

(f)			The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent
Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November
1, 1994).

(g)	(1)		Custodian Agreement with Investors Bank & Trust Company dated August 1, 1995 filed as
Exhibit (8)(a) to Post-Effective Amendment No. 4 filed March 1, 1996 (Accession No.
0000950156-96-000229) and incorporated herein by reference.

	(2)		Amendment to Custodian Agreement with Investors Bank & Trust Company dated October
23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 4 filed March 1, 1996
(Accession No. 0000950156-96-000229) and incorporated herein by reference.

	(3)		Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated
December 21, 1998 filed as Exhibit (g)(3) to Post-Effective Amendment No. 78 of Eaton
Vance Municipals Trust (File Nos. 33-572, 811-4409) filed January 25, 1999 (Accession No.
0000950156-99-000050) and incorporated herein by reference.

	(4)		Extension Agreement dated August 31, 2005 to Master Custodian agreement with Investors
Bank & Trust Company filed as Exhibit (j)(2) to Pre-Effective Amendment No. 2 of Eaton
Vance Tax-Managed Global Buy-Write Opportunities Fund N-2 (File Nos. 333-123961, 811-
21745) filed September 26, 2005 (Accession No. 0000940394-05-005528) and incorporated herein by reference.

(5)	Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, Amendment No. 5 (File Nos.
333-32276, 811-05808) filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

(h)(1)(a)	Amended Administrative Services Agreement between Eaton Vance Municipals Trust II (on behalf of each of its series) and Eaton Vance Management dated June 19, 1995 with attached schedules filed as Exhibit (9)(b) to Post-Effective Amendment No. 4 filed March 1, 1996
(Accession No. 0000950156-96-000229) and incorporated herein by reference.

(b)	Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services
Agreement dated June 19, 1995 filed as Exhibit (9)(b) to Post-Effective Amendment No. 10 filed January 30, 1998 (Accession No. 0000950156-98-000117) and incorporated herein by reference.

(2)	Transfer Agency Agreement dated as of August 25, 2005 filed as Exhibit (h)(3) to Post-
Effective Amendment No. 109 of Eaton Vance Mutual Funds Trust (File Nos. 2-90946, 811-
4015) filed September 1, 2005 (Accession No. 0000940394-05-000983) and incorporated herein by reference.

(3)	Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC Inc. and
Eaton Vance Management filed as Exhibit (h)(4) to Post-Effective Amendment No. 109 of
Eaton Vance Mutual Funds Trust (File Nos. 2-90946, 811-4015) filed August 25, 2005
(Accession No. 0000940394-05-000983) and incorporated herein by reference.

(i)(1)	Opinion of Internal Counsel filed as Exhibit (i) to Post-Effective Amendment No. 12 filed
April 1, 1999 (Accession No. 0000950156-99-000267) and incorporated herein by reference.

(2)	Consent of Internal Counsel dated September 27, 2007 filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm for Eaton Vance Florida Insured
Municipals Fund, Eaton Vance Hawaii Municipals Fund and Eaton Vance Kansas Municipals
Fund filed herewith.

(m)(1)	Eaton Vance Municipals Trust II Class A Distribution Plan adopted June 23, 1997 and amended April 24, 2006 with attached Schedule A filed as Exhibit (m)(1) to Post-Effective
Amendment No. 21 filed May 26, 2006 (Accession No. 0000940394-06-000556) and incorporated herein by reference.

(2)	Eaton Vance Municipals Trust II Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective
Amendment No. 10 filed January 30, 1998 (Accession No. 0000950156-98-000117) and
incorporated herein by reference.

(3)(a)	Eaton Vance Municipals Trust II Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective
Amendment No. 10 filed January 30, 1998 (Accession No. 0000950156-98-000117) and
incorporated herein by reference.

	(b)	Amendment to Schedule A dated November 14, 2005 of Eaton Vance Municipals Trust II
Class C Distribution Plan adopted June 23, 1997 filed as Exhibit (m)(3)(b) to Post-Effective
Amendment No. 21 filed May 26, 2006 (Accession No. 0000940394-06-000556) and incorporated herein by reference.

(n)		Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 6, 2007 filed as Exhibit (n) to Post-Effective Amendment No. 128 of Eaton Vance Mutual Funds Trust (File
Nos. 02-90946, 811-4015) filed August 10, 2007 (Accession No. 0000940394-07-000956)
and incorporated herein by reference.

(p)		Code of Ethics adopted by the Eaton Vance Corp., Eaton Vance Management, Boston
Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds
effective September 1, 2000, as revised May 15, 2007, filed as Exhibit (p)(1) to Post-Effective
Amendment No. 127 of Eaton Vance Mutual Funds Trust (File Nos. 2-90946, 811-
04015)(Accession No. 0000940394-07-000676) filed June 27, 2007 and incorporated herein by reference.

(q)		Powers of Attorney for Eaton Vance Municipals Trust II dated April 23, 2007 filed as Exhibit
(q) to Post-Effective Amendment No. 25 (Accession No. 0000940394-07-000558) filed May
4, 2007 and incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control

Not applicable

Item 25. Indemnification

Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 26. Business and other Connections of Investment Adviser

Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statements of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930)and BMR (File No. 801-43127) , filed with the Commission, all of which are incorporated herein by reference.

Item 27. Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Advisers Senior Floating-Rate Fund	Eaton Vance Mutual Funds Trust
Eaton Vance Growth Trust	Eaton Vance Prime Rate Reserves
Eaton Vance Institutional Senior Floating-Rate Fund	Eaton Vance Series Trust II
Eaton Vance Investment Trust	Eaton Vance Special Investment Trust
Eaton Vance Municipals Trust	EV Classic Senior Floating-Rate Fund
Eaton Vance Municipals Trust II	Eaton Vance Variable Trust

(b)

(1)	(2)	(3)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Principal Underwriter	with Registrant

Ira Baron	Vice President	None
John Bercini	Vice President	None
Chris Berg	Vice President	None
Stephanie Brady	Vice President	None
Kate B. Bradshaw	Vice President	None
Timothy Breer	Vice President	None
Jonathan Broome	Vice President	None
Eric Caplinger	Vice President	None
Mark Carlson	Vice President	None
Tiffany Cayarga	Vice President	None
Randy Clark	Vice President	None
Michael Collins	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Patrick Cosgrove	Vice President	None
Raymond Cox	Vice President	None
Peter Crowley	Vice President	None
Russell E. Curtis	Vice President and Chief Operations Officer	None
Kevin Darrow	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
John Dolan	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Vice President	None
Alan R. Dynner	Vice President, Secretary and Clerk	Secretary
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Vince Falbo	Vice President	None
Thomas E. Faust Jr.	Director	None
Richard A. Finelli	Vice President	None
Daniel Flynn	Vice President	None
James Foley	Vice President	None
Michael A. Foster	Vice President	None
Kathleen Fryer	Vice President	None
Anne Marie Gallagher	Vice President	None
William M. Gillen	Senior Vice President	None
Hugh S. Gilmartin	Vice President	None
David Gordon	Vice President	None
Linda Grasso	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
John Hart	Vice President	None
Peter Hartman	Vice President	None
James B. Hawkes	Director	Vice President and Trustee
Joseph Hernandez	Vice President	None

Perry D. Hooker	Vice President	None
Chris Howe	Vice President	None
Elizabeth Johnson	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None
Thomas P. Luka	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Christopher Marek	Vice President	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
David Michaud	Vice President	None
Morgan C. Mohrman	Senior Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Joseph Nelson	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Linda D. Newkirk	Vice President	None
James O’Brien	Vice President	None
Andrew Ogren	Vice President	None
Philip Pace	Vice President	None
Margaret Pier	Vice President	None
Shannon Price	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
David Richman	Vice President	None
Tim Roach	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Lawrence Sinsimer	Senior Vice President	None
Randy Skarda	Vice President	None
Kerry Smith	Vice President	None
Bill Squadroni	Vice President	None
Joseph Staszkiw	Vice President	None
William M. Steul	Vice President and Director	None
Cornelius J. Sullivan	Senior Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Stefan Thielen	Vice President	None
Michael Tordone	Vice President	None
George Torruella	Vice President	None
John M. Trotsky	Vice President	None
Jerry Vainisi	Vice President	None
John Vaughan	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Greg Whitehead	Vice President	None
Mark Whitehouse	Vice President	None
Steve Widder	Vice President	None
Matthew J. Witkos	President and Chief Executive Officer	None
Joseph Yasinski	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None

*	Address is The Eaton Vance Building, 255 State Street, Boston, MA 02109
(c) Not applicable

Item 28. Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.

Item 29. Management Services

Not applicable

Item 30. Undertakings

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on September 27, 2007.

EATON VANCE MUNICIPALS TRUST II By: /s/ CYNTHIA J. CLEMSON Cynthia J. Clemson, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on September 27, 2007.

Signature	Title

/s/ Cynthia J. Clemson	President (Chief Executive Officer)
Cynthia J. Clemson

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

James B. Hawkes*	Trustee
James B. Hawkes

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Norton H. Reamer*	Trustee
Norton H. Reamer

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Alan R. Dynner
Alan R. Dynner (As attorney-in-fact)

EXHIBIT INDEX

The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.	Description

(i) (2)	Consent of Internal Counsel dated September 27, 2007

(j)	Consent of Independent Registered Public Accounting Firm for Eaton Vance Florida Insured
Municipals Fund, Eaton Vance Hawaii Municipals Fund and Eaton Vance Kansas Municipals
Fund